Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss and the weighted average number of shares used in computing basic and diluted net loss per share
	Year Ended
	December 31, 2021	December 31, 2020
Numerator:
Net loss	$(45,726)	$(25,895)
Adjustments to reconcile to net loss available to common stockholders:
Accretion of Class D preferred shares to liquidation preference on automatic conversion	—	10,219
Net loss – basic and diluted	$(45,726)	$(36,114)
Denominator:
Weighted-average common shares outstanding – basic and diluted	25,690,096	10,815,580
Net loss per common share – basic and diluted	$(1.78)	$(3.34)

Schedule of following potential common shares, presented based on amounts outstanding
	December 31, 2021	December 31, 2020
Common stock warrants	17,840,951	17,963,591
SAMA earnout shares	570,211	1,140,423
Stock options	784,193	896,888
Unvested restricted share units	1,576,031	78,634
Total	20,771,386	20,079,536